Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Capital commitments [abstract]
Disclosure of finance lease and operating lease by lessee [text block]
	For the year ended December 31
in 000€	2017	2016	2015
Within one year	1,721	2,012	908
Between two and three years	1,504	1,964	1,074
Between four and five years	406	561	541
More than 5 years	77	84	15
Total	3,708	4,621	2,538

Disclosure of future minimum lease payments [text block]
	December 31, 2017		December 31, 2016		December 31, 2015
in 000€	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments
Within one year	3,179	3,034	2,400	2,287	1,769	1,682
Between two and three years	5,017	4,643	3,640	3,503	4,345	3,968
Between four and five years	1,361	1,269	1,206	1,057	261	254
More than five years	285	218	587	548	−	−
Total	9,842	9,164	7,833	7,395	6,375	5,904
Less finance charges	(678)	−	(438)	−	(471)	−
Present value of minimum lease payments	9,164	9,164	7,395	7,395	5,904	5,904